INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 3,699
Cost at end of year	3,261	$ 3,699
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(958)	(782)
Amortization	(65)	(113)
Foreign currency translation	120	(63)
Cost at end of year	$ (903)	$ (958)